WGS-Q3

Quarterly Report
September 30, 2025
MFS®  Global
Governments Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 97.5%
Foreign Bonds – 53.9%
Albania – 0.3%
Republic of Albania, 4.75%, 2/14/2035	EUR	202,000	$238,721
Australia – 1.3%
Commonwealth of Australia, 3.5%, 12/21/2034	AUD	1,710,000	$1,067,464
Brazil – 0.4%
Federative Republic of Brazil, 10%, 1/01/2033	BRL	2,000,000	$316,725
Canada – 3.3%
Government of Canada, 1.5%, 12/01/2031	CAD	3,015,000	$1,998,973
Government of Canada, 2.75%, 12/01/2055		320,000	193,490
OMERS Finance Trust Anleihen, 5.5%, 11/15/2033 (n)		$250,000	267,661
Province of Alberta, 4.5%, 1/24/2034		250,000	252,691
			$2,712,815
Croatia – 0.6%
Republic of Croatia, 3.25%, 2/11/2037	EUR	442,000	$505,980
Finland – 0.4%
Republic of Finland, 3.2%, 4/15/2045	EUR	279,000	$310,977
France – 5.5%
Republic of France, 2.75%, 2/25/2030 (n)	EUR	2,775,000	$3,271,889
Republic of France, 1.25%, 5/25/2034 (n)		1,000,000	992,094
Republic of France, 3%, 5/25/2054 (n)		200,000	184,206
			$4,448,189
Greece – 3.8%
Hellenic Republic (Republic of Greece), 1.5%, 6/18/2030 (n)	EUR	1,400,000	$1,561,326
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		1,180,000	1,412,464
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		125,000	143,204
			$3,116,994
Guatemala – 0.5%
Republic of Guatemala, 6.25%, 8/15/2036 (n)		$400,000	$412,872
India – 0.4%
Republic of India, 6.79%, 10/07/2034	INR	30,000,000	$340,073
Italy – 9.8%
Republic of Italy, 4.1%, 2/01/2029	EUR	2,230,000	$2,754,522
Republic of Italy, 2.7%, 10/01/2030 (n)		2,750,000	3,214,188
Republic of Italy, 4.1%, 4/30/2046 (n)		1,500,000	1,753,363
Republic of Italy, 4.3%, 10/01/2054 (n)		248,000	286,066
			$8,008,139
Japan – 13.2%
Government of Japan, 0.1%, 3/20/2026	JPY	720,000,000	$4,857,840
Government of Japan, 2.3%, 5/20/2030		228,250,000	1,617,930
Government of Japan, 0.4%, 9/20/2040		609,500,000	3,173,183
Government of Japan, 0.6%, 9/20/2050		125,750,000	501,827
Government of Japan, 0.9%, 3/20/2057		159,550,000	617,076
			$10,767,856
New Zealand – 0.3%
Government of New Zealand, 4.5%, 5/15/2035	NZD	435,000	$258,117

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Norway – 0.3%
Kingdom of Norway, 3.75%, 6/12/2035 (n)	NOK	2,500,000	$244,575
Peru – 0.7%
Republic of Peru, 6.85%, 8/12/2035	PEN	1,850,000	$562,332
Serbia – 0.8%
Republic of Serbia, 1.5%, 6/26/2029	EUR	400,000	$435,968
Republic of Serbia, 6%, 6/12/2034 (n)		$201,000	209,462
			$645,430
South Africa – 0.5%
Republic of South Africa, 8.875%, 2/28/2035	ZAR	7,000,000	$397,574
Spain – 3.4%
Kingdom of Spain, 3.2%, 10/31/2035 (n)	EUR	1,000,000	$1,168,873
Kingdom of Spain, 4.7%, 7/30/2041		615,000	808,015
Kingdom of Spain, 4%, 10/31/2054		698,000	807,088
			$2,783,976
Supranational – 1.7%
European Union, 0%, 7/04/2035	EUR	1,550,000	$1,354,443
Sweden – 1.7%
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	14,000,000	$1,411,239
United Kingdom – 4.4%
United Kingdom Treasury, 4%, 10/22/2031	GBP	1,475,000	$1,953,476
United Kingdom Treasury, 4.5%, 3/07/2035		400,000	529,578
United Kingdom Treasury, 3.75%, 7/22/2052		617,000	627,840
United Kingdom Treasury, 4%, 1/22/2060		275,000	286,435
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	152,451
			$3,549,780
Uruguay – 0.6%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	18,000,000	$455,588
Total Foreign Bonds			$43,909,859
U.S. Bonds – 43.6%
Asset-Backed & Securitized – 0.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.108%, 11/15/2054 (i)		$1,009,822	$37,529
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.942% (SOFR - 1mo. + 0.6%), 2/18/2028		52,742	52,759
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.834%, 10/15/2054 (i)(n)		3,135,294	89,112
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)		30,592	30,628
			$210,028
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$148,898
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$42,000	$42,000
Mortgage-Backed – 0.5%
Freddie Mac, 0.598%, 5/25/2029 (i)		$1,058,520	$15,418
Freddie Mac, 1.474%, 6/25/2030 (i)		1,376,614	72,655
Freddie Mac, 1.261%, 9/25/2030 (i)		329,805	17,045
Freddie Mac, 0.632%, 9/25/2031 (i)		2,295,212	64,899
Freddie Mac, 0.954%, 9/25/2031 (i)		706,831	30,849
Freddie Mac, 0.441%, 11/25/2031 (i)		3,422,551	65,632
Freddie Mac, 0.596%, 12/25/2031 (i)		3,444,413	90,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.664%, 12/25/2031 (i)	$568,544	$16,724
		$374,104
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.09%, 10/01/2025	$96	$96
Small Business Administration, 5.21%, 1/01/2026	1,596	1,594
Small Business Administration, 2.22%, 3/01/2033	116,916	109,494
		$111,184
U.S. Treasury Obligations – 42.5%
U.S. Treasury Bonds, 3.5%, 2/15/2033	$2,084,000	$2,023,190
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	3,686,400	3,713,760
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,646,000	2,049,306
U.S. Treasury Bonds, 2.5%, 2/15/2045	755,000	540,798
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	1,924,288
U.S. Treasury Bonds, 4.125%, 8/15/2053	2,067,000	1,868,293
U.S. Treasury Notes, 0.75%, 3/31/2026	2,080,000	2,048,426
U.S. Treasury Notes, 2.375%, 5/15/2027	6,410,000	6,281,299
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)	6,310,000	6,181,089
U.S. Treasury Notes, 0.625%, 8/15/2030	9,236,000	7,962,803
		$34,593,252
Total U.S. Bonds		$35,479,466
Total Bonds		$79,389,325
Mutual Funds (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 4.19% (v)	1,870,149	$1,870,336

Other Assets, Less Liabilities – 0.2%		130,604
Net Assets – 100.0%		$81,390,265

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,870,336 and
$79,389,325, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,098,779, representing 18.6% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone

Portfolio of Investments (unaudited) – continued
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 9/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	29,329	USD	18,989	Barclays Bank PLC	10/17/2025	$423
AUD	131,484	USD	86,782	JPMorgan Chase Bank N.A.	10/17/2025	240
AUD	627,414	USD	412,498	Morgan Stanley Capital Services LLC	10/17/2025	2,753
CZK	5,141,381	USD	245,198	Goldman Sachs International	10/17/2025	2,850
EUR	105,928	USD	123,009	HSBC Bank	10/17/2025	1,470
GBP	12,890	USD	17,282	JPMorgan Chase Bank N.A.	10/17/2025	56
GBP	54,129	USD	71,960	Morgan Stanley Capital Services LLC	10/17/2025	844
HUF	55,195,626	USD	162,567	State Street Corp.	10/17/2025	3,441
NOK	1,947,055	USD	192,451	Citibank N.A.	10/17/2025	2,674
NOK	132,342	USD	13,069	Morgan Stanley Capital Services LLC	10/17/2025	193
SEK	1,896,381	USD	200,336	Morgan Stanley Capital Services LLC	10/17/2025	1,298
SEK	5,394,281	USD	566,502	State Street Corp.	10/17/2025	7,049
USD	59,660	CAD	82,158	Barclays Bank PLC	10/17/2025	580
USD	198,316	CAD	268,839	JPMorgan Chase Bank N.A.	10/17/2025	4,995
USD	415,487	CAD	574,105	Merrill Lynch International	10/17/2025	2,649
USD	467,440	CAD	635,241	State Street Corp.	10/17/2025	10,639
USD	657,428	CAD	908,998	UBS AG	10/17/2025	3,769
USD	439,172	EUR	371,943	Barclays Bank PLC	10/17/2025	2,093
USD	309,571	EUR	263,274	Merrill Lynch International	10/17/2025	192
USD	364,134	EUR	309,252	State Street Corp.	10/17/2025	725
USD	364,697	GBP	270,659	Goldman Sachs International	10/17/2025	657
USD	515,614	GBP	382,756	HSBC Bank	10/17/2025	802
USD	36,797	GBP	27,082	JPMorgan Chase Bank N.A.	10/17/2025	371
USD	192,498	GBP	141,798	Morgan Stanley Capital Services LLC	10/17/2025	1,777
USD	206,014	GBP	152,915	State Street Corp.	10/17/2025	342
USD	357,067	INR	31,394,000	Barclays Bank PLC	10/31/2025	4,027
USD	442,748	JPY	65,271,318	JPMorgan Chase Bank N.A.	10/17/2025	684
USD	185,539	JPY	27,346,959	Morgan Stanley Capital Services LLC	10/17/2025	325
USD	263,094	NZD	453,216	Citibank N.A.	10/17/2025	195
USD	515,329	NZD	853,389	Morgan Stanley Capital Services LLC	10/17/2025	20,300
USD	207,302	SGD	263,253	Merrill Lynch International	10/17/2025	2,974
						$81,387
Liability Derivatives
AUD	606,143	USD	403,807	JPMorgan Chase Bank N.A.	10/17/2025	$(2,634)
AUD	400,403	USD	265,064	UBS AG	10/17/2025	(59)
CAD	107,154	USD	78,811	State Street Corp.	10/17/2025	(1,757)
CAD	994,820	USD	729,125	UBS AG	10/17/2025	(13,752)
DKK	1,042,502	USD	164,337	State Street Corp.	10/17/2025	(197)
EUR	92,468	USD	108,785	JPMorgan Chase Bank N.A.	10/17/2025	(123)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	594,614	USD	699,962	Merrill Lynch International	10/17/2025	$(1,217)
GBP	10,972	USD	14,783	Barclays Bank PLC	10/17/2025	(26)
GBP	889,034	USD	1,207,684	JPMorgan Chase Bank N.A.	10/17/2025	(11,920)
GBP	14,559	USD	19,687	State Street Corp.	10/17/2025	(105)
GBP	990,862	USD	1,341,159	UBS AG	10/17/2025	(8,436)
JPY	6,329,215	USD	43,350	Citibank N.A.	10/17/2025	(484)
JPY	32,776,493	USD	224,633	HSBC Bank	10/17/2025	(2,648)
JPY	65,853,621	USD	451,337	JPMorgan Chase Bank N.A.	10/17/2025	(5,330)
JPY	160,800,292	USD	1,102,552	Morgan Stanley Capital Services LLC	10/17/2025	(13,499)
JPY	214,889,052	USD	1,468,639	State Street Corp.	10/17/2025	(13,257)
NOK	2,484,539	USD	252,411	HSBC Bank	10/17/2025	(3,422)
NZD	682,761	USD	399,275	Goldman Sachs International	10/17/2025	(3,222)
NZD	862,411	USD	511,927	State Street Corp.	10/17/2025	(11,664)
SGD	263,253	USD	204,769	UBS AG	10/17/2025	(441)
USD	375,001	AUD	576,078	Barclays Bank PLC	10/17/2025	(6,273)
USD	13,873	AUD	21,236	Morgan Stanley Capital Services LLC	10/17/2025	(182)
USD	227,076	AUD	348,213	UBS AG	10/17/2025	(3,387)
USD	295,924	EUR	252,686	Barclays Bank PLC	10/17/2025	(1,013)
USD	103,626	EUR	88,440	Citibank N.A.	10/17/2025	(302)
USD	85,570	EUR	73,067	Deutsche Bank AG	10/17/2025	(292)
USD	32,684	EUR	27,919	Goldman Sachs International	10/17/2025	(125)
USD	124,740	EUR	107,367	HSBC Bank	10/17/2025	(1,430)
USD	484,824	EUR	414,339	JPMorgan Chase Bank N.A.	10/17/2025	(2,076)
USD	27,276	EUR	23,218	State Street Corp.	10/17/2025	(8)
USD	22,108	GBP	16,493	Barclays Bank PLC	10/17/2025	(76)
USD	41,111	GBP	30,594	Morgan Stanley Capital Services LLC	10/17/2025	(39)
USD	234,540	JPY	34,720,976	Deutsche Bank AG	10/17/2025	(615)
USD	38,056	JPY	5,625,752	Goldman Sachs International	10/17/2025	(45)
USD	75,614	JPY	11,284,925	Morgan Stanley Capital Services LLC	10/17/2025	(816)
USD	491,623	NOK	4,962,188	Citibank N.A.	10/17/2025	(5,665)
USD	2,230,816	SEK	21,318,712	State Street Corp.	10/17/2025	(35,911)
USD	199,878	ZAR	3,469,501	Merrill Lynch International	10/17/2025	(813)
						$(153,261)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	10	$828,627	December - 2025	$2,486
Euro-Bobl 5 yr	Short	EUR	36	4,979,337	December - 2025	182
Euro-Bund 10 yr	Long	EUR	12	1,811,372	December - 2025	4,761
Euro-Schatz 2 yr	Short	EUR	63	7,912,796	December - 2025	8,723
Long Gilt 10 yr	Long	GBP	6	733,024	December - 2025	3,852
U.S. Treasury Note 10 yr	Long	USD	33	3,712,500	December - 2025	14,574
						$34,578
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	3	$263,979	December - 2025	$(5,290)
Euro-BTP 10 yr	Short	EUR	1	140,698	December - 2025	(977)
Euro-BTP Short-Term	Long	EUR	65	8,236,875	December - 2025	(2,446)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
Euro-Buxl 30 yr	Short	EUR	6	$806,432	December - 2025	$(17,625)
Japan Government Bond 10 yr	Long	JPY	2	1,836,427	December - 2025	(14,491)
U.S. Treasury Note 2 yr	Long	USD	15	3,125,977	December - 2025	(909)
						$(41,738)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
2/05/27	USD	4,400,000	centrally cleared	CPI-U / At Maturity	2.7550% / At Maturity	$18,714	$—	$18,714
At September 30, 2025, the fund had liquid securities with an aggregate value of $327,274 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$34,704,436	$—	$34,704,436
Non - U.S. Sovereign Debt	—	43,389,507	—	43,389,507
U.S. Corporate Bonds	—	190,898	—	190,898
Residential Mortgage-Backed Securities	—	374,104	—	374,104
Commercial Mortgage-Backed Securities	—	126,641	—	126,641
Asset-Backed Securities (including CDOs)	—	83,387	—	83,387
Foreign Bonds	—	520,352	—	520,352
Investment Companies	1,870,336	—	—	1,870,336
Total	$1,870,336	$79,389,325	$—	$81,259,661
Other Financial Instruments
Futures Contracts – Assets	$34,578	$—	$—	$34,578
Futures Contracts – Liabilities	(41,738)	—	—	(41,738)
Forward Foreign Currency Exchange Contracts – Assets	—	81,387	—	81,387
Forward Foreign Currency Exchange Contracts – Liabilities	—	(153,261)	—	(153,261)
Swap Agreements – Assets	—	18,714	—	18,714
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,773,068	$34,991,153	$36,892,610	$(929)	$(346)	$1,870,336

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$70,983	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
United States	46.4%
Italy	19.9%
Japan	15.5%
France	5.5%
United Kingdom	5.3%
Canada	4.1%
Greece	3.9%
Spain	3.5%
Germany	(14.6)%
Other Countries	10.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.